Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
4	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following:

		As of December 31,
	Note	2019	2020
Advances to third parties		2,000	2,000
VAT recoverable		5,057	2,962
Advances to employees		1,422	1,448
Loans to employees		—	550
Loans to third parties	(i)	—	7,080
Deferred offering expense	(ii)	1,150	13,207
Other deferred expenses		2,880	4,341
Prepaid rental fees		5,859	3,206
School deposits	8(i)	—	8,000
Deposits for financing arrangements	9	—	4,064
Other deposits		1,460	2,640
Prepayments for goods and services		1,815	2,415
Low-value consumables		1,393	1,469
Others		1,301	2,602

		24,337	55,984
Less: allowance for doubtful accounts		(2,534)	(2,534)

Prepaid expenses and other current assets		21,803	53,450

Note	(i): The balances of RMB7,080 were interest-free loans to third parties which were due within one year. The amounts were collected in April 2021.
Note	(ii): Deferred offering expenses were direct incremental fees in relation to IPO. The amounts will reduce the net proceeds received and offset the equity upon the completion of the IPO.